Post-Employment and Other Non-current Employee Benefits - Summary of Changes in Balance of Defined Benefit Obligation for Post-Employment and Other Non-Current Employee Benefits (Detail) - MXN ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Foreign exchange rate valuation (gain) loss	$ (101)	$ (78)	$ 9
Pension and Retirement Plans | Present Value of Defined Benefit Obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	4,199	4,515	4,311
Current Service Cost	233	246	244
Effect of curtailment	(144)	(86)	0
Interest expense	346	317	291
Actuarial (gains) or losses	(214)	(355)	5
Foreign exchange rate valuation (gain) loss	(151)	(134)	18
Benefits paid	(378)	(355)	(364)
Past service cost	137	47	10
Business acquisitions	0	4	0
Balance at end of year	4,028	4,199	4,515
Seniority premiums | Present Value of Defined Benefit Obligation
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	926	978	865
Current Service Cost	87	94	84
Effect of curtailment	(14)	(9)	0
Interest expense	88	76	62
Actuarial (gains) or losses	29	(97)	74
Benefits paid	(166)	(128)	(107)
Past service cost	8	6	0
Business acquisitions	0	6	0
Balance at end of year	$ 958	$ 926	$ 978